Trading assets - Summary of trading assets (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Financial assets	$ 2,948,360	$ 2,856,717
Trading assets
Disclosure of financial assets [line items]
Financial assets	289,159	218,093
Trading securities
Disclosure of financial assets [line items]
Financial assets	165,497	130,068
Trading securities | Trading assets
Disclosure of financial assets [line items]
Financial assets	254,204	189,049
Treasury and other eligible bills | Trading assets
Disclosure of financial assets [line items]
Financial assets	24,433	22,897
Debt securities
Disclosure of financial assets [line items]
Financial assets	148,326	109,066
Debt securities | Trading assets
Disclosure of financial assets [line items]
Financial assets	106,108	78,126
Equity securities | Trading assets
Disclosure of financial assets [line items]
Financial assets	123,663	88,026
Loans and advances to banks
Disclosure of financial assets [line items]
Financial assets	112,902	104,475
Loans and advances to banks | Trading assets
Disclosure of financial assets [line items]
Financial assets	9,761	8,769
Loans and advances to customers
Disclosure of financial assets [line items]
Financial assets	938,535	923,561
Loans and advances to customers | Trading assets
Disclosure of financial assets [line items]
Financial assets	$ 25,194	$ 20,275